Quarterly Information	12 Months Ended
Dec. 31, 2012
Quarterly Information

23. Quarterly Information (Unaudited)

	(In thousands, except per share data) Year Ended December 31, 2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Net sales	$5,072,594	$5,104,199	$4,801,206	$4,451,274

Gross margin (1)	380,527	399,930	348,733	384,348

Net earnings (2)	163,412	139,567	129,892	160,255

Net earnings attributable to Nucor stockholders (2)	145,104	112,299	110,308	136,908

Net earnings per share:
Basic	0.46	0.35	0.35	0.43
Diluted	0.46	0.35	0.35	0.43

	(In thousands, except per share data) Year Ended December 31, 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Net sales	$4,833,934	$5,107,809	$5,252,144	$4,829,677

Gross margin (3)	423,735	649,450	458,130	350,105

Net earnings (4)	181,122	321,578	200,111	158,173

Net earnings attributable to Nucor stockholders (4)	159,841	299,773	181,518	137,056

Net earnings per share:
Basic	0.50	0.94	0.57	0.43
Diluted	0.50	0.94	0.57	0.43

(1)	Nucor incurred a LIFO charge of $14.5 million in the first quarter and recorded LIFO credits of $14.5 million, $84.0 million and $71.9 million in the second, third and fourth quarters, respectively. Inventory related purchase accounting adjustments, associated with the acquisition of Skyline, of $8.6 million, $28.2 million, and $12.0 million were recorded in the second, third and fourth quarters, respectively.
(2)	The second quarter includes a pre-tax charge of $30.0 million for impairment of Nucor’s equity investment in Duferdofin Nucor S.r.l. The third quarter includes a pre-tax charge of $17.6 million related to the loss on the sale of the assets of Nucor Wire Products Pennsylvania, Inc.
(3)	Nucor incurred LIFO charges of $31.0 million, $32.0 million, $28.0 million and $51.8 million in the first, second, third and fourth quarters, respectively. In the fourth quarter, Nucor recognized a gain of $29.0 million related to the correction of an error in the actuarial calculation associated with the medical plan covering certain eligible early retirees.
(4)	The third quarter includes a pre-tax charge of $13.9 million for impairment of Nucor’s equity investment in a dust recycling project.